Income Taxes - Effective income tax reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate, Tax Rate Reconciliation
Statutory rate	21.00%	21.00%	35.00%
Effect of:
State and local income taxes, net of federal tax benefit	212.70%	3.70%	1.80%
Excess tax benefits from stock-based compensation	(60.40%)	0.70%	7.80%
Nondeductible expenses	118.70%	1.20%	(5.00%)
Reserve for uncertain tax positions	(13.70%)	(0.10%)	4.00%
U.S. federal statutory rate change	0.00%	0.00%	14.50%
Other	12.20%	(1.90%)	6.90%
Effective income tax rate	290.50%	24.60%	65.00%